SCHEDULE OF CONTINGENT CONSIDERATION (Details) - Zigi Carmel Initiatives and Investments Ltd. [member]	Sep. 22, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Value allocated to shares issued 7,920,000 shares (2,452 shares post reverse splits) at $5.40 per share	$ 42,768,000
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
Fair value of assets and liabilities	$ 42,768,000